Other non-current assets and other non-current financial assets	12 Months Ended
Dec. 31, 2025
Other non-current assets and other non-current financial assets [Abstract]
Other non-current assets and other non-current financial assets	Other non-current assets and other non-current financial assets
12.1 Other Non-Current Assets:

	2025	2024
Advances to acquire property, plant and equipment	Ps. 1,418	Ps. 1,744
Non-current prepaid advertising expenses	175	228
Guarantee deposits (1)	884	917
Prepaid bonuses	427	451
Shared based payment in excess of capital contribution (See Note 3.22 and Note 16.2)	414	414
Indemnifiable contingencies from business combinations (2)	512	714
Recoverable tax	912	860
Other	153	136
Total	Ps. 4,895	Ps. 5,464
(1)  Mainly in Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 24.6.
(2) Corresponds to indemnification of certain tax contingencies in Brazil that are warranted by former Vonpar owners (a subsidiary acquired in 2016) in accordance with the share purchase agreement. The Company has also recognized these tax contingencies as liabilities in the same amount, see Note 24.6.1
12.2 Other Non-Current Financial Assets:

	2025	2024
Long-term notes receivable (1)	Ps. 1,950	Ps. 2,000
Derivative financial instruments (See Note 19)	1,628	4,702
Total	Ps. 3,578	Ps. 6,702
(1) The amount includes tax credit recovery from a former shareholder and the offsetting party is recorded as an Other non-current financial liabilities. See Note 18 and Note 24.4

Long-term notes receivable are held to maturity and derivative financial instruments are recognized at fair value.